SEMI-ANNUAL REPORT





                             THE THURLOW GROWTH FUND





                                December 31, 1997

                                TABLE OF CONTENTS

                                                                         Page

   Shareholder Letter  . . . . . . . . . . . . . . . . . . . . . . . . .   1

   Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . . 2

   Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . . 3

   Statement of Changes in Net Assets  . . . . . . . . . . . . . . . . . . 4

   Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . . . 5

   Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . 6

   Notes to the Financial Statements . . . . . . . . . . . . . . . . . . . 8

                                                            February 10, 1998


   Dear Fellow Shareholder,

   What an exciting beginning we had! The Thurlow Growth Fund is an aggressive growth mutual fund that seeks to beat its peers in strong markets, and to be defensive and limit our losses in weak markets. This was proven in the rough market environment that greeted us in 1997. We began The Thurlow Growth Fund on August 8, 1997, almost to the day when a bear market began. In our first six weeks The Thurlow Growth Fund was on course to have a +70% first-year return. However, the correction finally caught up with The Thurlow Growth Fund, and we ended 1997 with a 14.0% loss.

   This result is remarkable when you consider that our top holdings during the fall quarter - energy service and high technology stocks - fell as much as 50% from October to year's-end. Key Energy Group (ticker: KEG) was our biggest single holding in October, and, after we sold it, that stock fell 55% by December 31, 1997. Instead of following this sector down, The Thurlow Growth Fund lightened up on our investments and at one time during this correction held as much as 35% cash.

   Looking ahead, we expect a benign interest rate environment, caused in part by a stronger dollar relative to most other currencies. While high-technology and energy service stocks still appear to be oversold, home-builders, airlines, banks, financial services and retailers appear to have the strongest economic ingredients for 1998 gains. If the relative strengths of high technology and energy service stocks catch up to their strong fundamental strengths, The Thurlow Growth Fund will resume its participation in these sectors too.

   We expect to continue our marketing efforts, too. Since our inception, The Thurlow Growth Fund appeared at mutual fund conferences in San Francisco, Seattle and Atlanta. As fund manager, I gave seminars to interested investors at these conferences, and to several investor clubs. I also participated in an on-line "Sage" chat on America Online, and I was a guest on the "Mitch Slater" radio talk show in New York. Lately, we have created a web page, which can be found at www.thurlowfunds.com, and we have continued to publish periodic e-mails to our investors. These e-mails include comments on recent buys and sells by The Thurlow Growth Fund, and commentary on the market in general. All past e-mails will also be posted on the web site.

   Thank you for your business and we wish you success in 1998.

   Sincerely,


   /s/ THOMAS F. THURLOW
   Fund Manager, Thurlow Growth Fund

                             The Thurlow Growth Fund


   STATEMENT OF ASSETS AND LIABILITIES
   December 31, 1997
   (Unaudited)



   ASSETS:
        Investments, at value (cost $388,520)                    $400,309
        Dividend and interest receivable                              474
        Receivable from Adviser                                    19,592
        Organizational expenses, net of accumulated
          amortization                                             24,695
                                                                 --------
             Total assets                                         445,070
                                                                 --------
   LIABILITIES:
        Payable for securities purchased                           50,633
        Accrued expenses and other liabilities                     40,230
                                                                 --------
             Total liabilities                                     90,863
                                                                 --------
   NET ASSETS                                                    $354,207
                                                                 ========
   NET ASSETS CONSIST OF:
        Capital stock                                            $401,040
        Accumulated undistributed net investment loss                (815)
        Accumulated undistributed net realized loss on
             investments                                          (57,807)
        Net unrealized appreciation on investments                 11,789
                                                                 --------
             Total Net Assets                                    $354,207
                                                                 ========
        Shares outstanding
             (500 million shares authorized, $ 0.0001
                   par value)                                      41,200

        Net Asset Value, Redemption Price and Offering
             Price Per Share                                        $8.60
                                                                    =====


                     See Notes to the Financial Statements.

                             The Thurlow Growth Fund


   STATEMENT OF OPERATIONS
   August 8, 1997 1 through December 31, 1997
   (Unaudited)


   INVESTMENT INCOME:
        Dividend income                                         $113
        Interest income                                          909
                                                             -------
             Total investment income                           1,022
                                                             -------
   EXPENSES:
        Investment advisory fees                               1,178
        Administration fees                                   12,562
        Shareholder servicing and accounting costs            21,738
        Distribution fees                                        236
        Custody fees                                           2,094
        Federal and state registration                         1,190
        Professional fees                                      6,018
        Reports to shareholders                                4,577
        Amortization of organizational expenses                2,104
        Other                                                  2,408
                                                             -------
             Total expenses before waiver and
                reimbursement                                 54,105
             Less:  Waiver of expenses and
                reimbursement from Adviser                   (52,268)
                                                             -------
                  Net Expenses                                 1,837
                                                             -------
   NET INVESTMENT LOSS                                          (815)
                                                             -------
   REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
        Net realized loss on investments                     (57,807)
        Change in unrealized appreciation on investments      11,789
                                                             -------
             Net realized and unrealized loss on
              investments                                    (46,018)
                                                             -------
   NET DECREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                           ($46,833)
                                                             =======

   1 Commencement of Operations.


                     See Notes to the Financial Statements.

                             The Thurlow Growth Fund


   STATEMENT OF CHANGES IN NET ASSETS
   August 8, 1997 1 through December 31, 1997
   (Unaudited)


   OPERATIONS:
        Net investment loss                                         ($815)
        Net realized loss on investments                          (57,807)
        Change in unrealized appreciation on investments           11,789
                                                                 --------
             Net decrease in net assets from operations           (46,833)
                                                                 --------

   CAPITAL SHARE TRANSACTIONS:
        Proceeds from shares sold                                 407,040
        Cost of shares redeemed                                    (6,000)
                                                                  -------
             Net increase in net assets from capital
              share transaction                                   401,040
                                                                  -------

   TOTAL INCREASE IN NET ASSETS                                   354,207
                                                                  -------
   NET ASSETS:
        Beginning of period                                            0
                                                                  -------
        End of period ((including undistributed net
             investment loss of ($815))                          $354,207
                                                                  =======


   1 Commencement of Operations.




                     See Notes to the Financial Statements.

                             The Thurlow Growth Fund


   FINANCIAL HIGHLIGHTS
   August 8, 1997 1 through December 31, 1997
   (Unaudited)


   PER SHARE DATA:
        NET ASSET VALUE, BEGINNING OF PERIOD        $10.00

        INCOME FROM INVESTMENT OPERATIONS:
             Net investment loss                     (0.02)
             Net realized and unrealized loss
              on investments                         (1.38)
                                                    ------
                  Total from investment operations   (1.40)
                                                    ------
        NET ASSET VALUE, END OF PERIOD               $8.60
                                                    ======

   TOTAL RETURN 2                                  (14.00%)


   SUPPLEMENTAL DATA AND RATIOS:
        Net assets, end of period                 $354,207
        Ratio of net expenses to average
         net assets 3                                1.95%
        Ratio of net investment income to
         average net assets 3                       (0.87%)
        Portfolio turnover rate                    195.12%
        Average commission rate paid               $0.1446


   1    Commencement of Operations.
   2    Not annualized.
   3 Annualized for the period August 8, 1997 through December 31, 1997. Without expense waivers of $52,268 for the period August 8, 1997 through December 31, 1997, the ratio of expenses to average net assets would have been 57.41% and the ratio of net investment income to average net assets would have been (56.33%).


                     See Notes to the Financial Statements.

                             The Thurlow Growth Fund


   SCHEDULE OF INVESTMENTS - December 31, 1997 (Unaudited)



    Shares                                                       Value
                COMMON STOCKS - 84.2%

                BANKING & FINANCIAL SERVICES - 14.8%
     400        Actrade International, Ltd. *                  $  10,675
     400        Bank of Commerce                                   8,950
     300        Civic BanCorp *                                    5,850
     300        New York Bancorp Inc.                             11,906
     300        St. Francis Capital Corporation                   15,150
                                                                 -------
                                                                  52,531
                                                                 -------
                BUILDING - MOBILE/MFG. AND RV - 2.8%
     300        National R.V. Holdings, Inc. *                     9,863
                                                                 -------
                BUSINESS SERVICE - 1.1%
     300        Forensic Technologies International
                 Corporation *                                     3,750
                                                                 -------
                CAPITAL GOODS - 13.3%
     200        Centex Construction Products, Inc.                 6,025
     450        Gardner Denver Machinery Inc. *                   11,391
     500        Gencor Industries, Inc.                            9,750
     200        Graco, Inc.                                        7,462
     500        Kellstrom Industries, Inc. *                      12,375
                                                                 -------
                                                                  47,003
                                                                 -------

                COMPUTER EQUIPMENT - 2.0%
     400        GENICOM Corporation *                              4,600
     200        Iomega Corporation *                               2,487
                                                                 -------
                                                                   7,087
                                                                 -------
                COMPUTER SERVICES - 2.3%
     300        Metro Information Services, Inc. *                 8,325
                                                                 -------

                COSMETICS AND PERSONAL CARE - 2.8%
     400        Twinlab Corporation *                              9,900
                                                                 -------

                ENERGY - 0.5%
     100        The Houston Exploration Company *                  1,837
                                                                 -------

                ENTERTAINMENT & LEISURE - 2.6%
     400        THQ, Inc. *                                        9,200
                                                                 -------

                HEALTH CARE - 4.8%
     400        Mariner Health Group, Inc. *                       6,500
     300        MedQuist, Inc. *                                  10,425
                                                                 -------
                                                                  16,925
                                                                 -------

                HOME FURNISHINGS - 2.6%
     500        Rent-Way, Inc. *                                   9,250
                                                                 -------

                HOUSING - 6.3%
     700        Dominion Homes Inc. *                              8,400
     400        Lennar Corporation                                 8,625
     200        Toll Brothers, Inc. *                              5,350
                                                                 -------
                                                                  22,375
                                                                 -------

                LEISURE - TOYS/GAMES/HOBBY - 3.2%
     300        Action Performance Companies, Inc. *              11,363
                                                                 -------
                RETAIL - 11.1%
     300        Abercrombie & Fitch Company *                      9,375
     500        Best Buy Co., Inc. *                              18,438
     400        The Dress Barn, Inc. *                            11,350
                                                                 -------
                                                                  39,163
                                                                 -------
                RETAIL - DISCOUNT - 3.6%
     400        Party City Corporation *                          12,900
                                                                 -------

                SOFTWARE - 4.2%
     100        Datastream Systems, Inc. *                         3,100
     400        Sanchez Computer Associates, Inc. *               11,650
                                                                 -------
                                                                  14,750
                                                                 -------
                TECHNOLOGY - 1.6%
     200        En Pointe Technologies, Inc.*                      1,950
     100        Procom Technology, Inc. *                          1,581
     200        Summit Design, Inc. *                              2,075
                                                                 -------
                                                                   5,606
                                                                 -------

                TELECOMMUNICATIONS - 4.6%
   1,200        Applied Signal Technology, Inc. *                 16,500
                                                                 -------
                TOTAL COMMON STOCKS (Cost of $286,539)           298,328
                                                                 -------


                SHORT-TERM INVESTMENTS - 28.8%

   Principal
   Amount
                  VARIABLE RATE DEMAND NOTES - 28.8%
   $  16,500      American Family Financial Services             16,500
      15,600      General Mill, Inc.                             15,600
      15,600      Johnson Controls, Inc.                         15,600
      15,600      Pitney Bowes, Inc.                             15,600
      15,600      Sara Lee Corp.                                 15,600
      15,600      Warner Lambert Company                         15,600
       7,481      Wisconsin Electric Power Company                7,481
                                                                -------
                                                                101,981
                                                                -------
                TOTAL SHORT-TERM INVESTMENTS (Cost of $101,981) 101,981
                                                                -------
                TOTAL INVESTMENTS - 113.0% (Cost of $388,520)   400,309

                Liabilities in Excess of Other Assets - (13.0%) (46,102)
                                                                -------

                TOTAL NET ASSETS - 100.0%                      $354,207
                                                                =======

                  *  Non-income producing security.

                See Notes to the Financial Statements.

                             The Thurlow Growth Fund


   NOTES TO THE FINANCIAL STATEMENTS
   December 31, 1997
   (Unaudited)


   1.   ORGANIZATION

        The Thurlow Funds, Inc. (the "Company") was incorporated under the laws of Maryland on April 30, 1997, and is registered as a no-load, open-end, diversified management investment company under the Investment Company Act of 1940. The Company presently consists of one diversified investment portfolio, the Thurlow Growth Fund (the "Fund"). The principal investment objective of the Fund is capital appreciation, with current income as a secondary objective. Thomas F. Thurlow and Thomas N. Thurlow held 10,069 shares of the Fund's capital stock at $10 per share on July 28, 1997. The Fund commenced operations on August 8, 1997.

        The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $26,799, have been paid by the Adviser and will be reimbursed by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

   2.   SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

        a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices. Unlisted equity securities for which market quotations are readily available and options are valued at the current bid prices. Debt securities which will mature in more than 60 days will be valued at the latest bid prices furnished by an independent pricing service. Short-term instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser in accordance with procedures approved by the Board of Directors.

        b) Federal Income Taxes - No provision for federal income taxes or excise taxes has been made since the Fund intends to comply with the provisions of the Internal Revenue Code available to regulated investment companies in the current and future years.

        c) Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Distributions of the Fund's net realized capital gains, if any, will be declared at least annually.

        d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        e) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

   3.   CAPITAL SHARE TRANSACTIONS

        Transactions in shares of the Fund for the period August 8, 1997 through December 31, 1997, were as follows:

        Shares sold                                            41,834
        Shares issued to holders in
         reinvestment of dividends                                  0
        Shares redeemed                                          (634)
                                                               ------
        Net increase                                           41,200
                                                               ======

   4.   INVESTMENT TRANSACTIONS

        The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period August 8, 1997 through December 31, 1997, were $668,379 and $324,033, respectively.

        At December 31, 1997, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

        Appreciation                                           $21,995
        (Depreciation)                                         (10,206)
                                                                ------
        Net appreciation
         on investments                                        $11,789
                                                                ======

        At December 31, 1997, the cost of investments for federal income tax purposes was $388,520.

    5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

        The Fund has entered into an Investment Advisory Agreement with Thurlow Capital Management, Inc. Pursuant to its Advisory Agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% as applied to the Fund's daily net assets.

        Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Fund.

        The Fund has adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Fund to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of the Fund's average daily net assets.

        If the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.95% of the Fund's average daily net assets, the Investment Adviser may reimburse the Fund for the amount of such excess. Accordingly, for the period ended December 31, 1997, the Investment Adviser reimbursed the Fund $52,268.

                               Investment Adviser
                        Thurlow Capital Management, Inc.
                                 P.O. Box 50427
                            Palo Alto, CA  94303-0427

                      Administrator, Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                          Custodian and Transfer Agent
                              Firstar Trust Company
                              Mutual Fund Services
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                     Counsel
                                 Foley & Lardner
                            777 East Wisconsin Avenue
                            Milwaukee, WI  53202-5367

                              Independent Auditors
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                            Milwaukee, WI  53201-1215

                                    Directors
                                Thomas F. Thurlow
                                  Martina Hearn
                                Natasha L. McRee
                             Stephanie E. Rosendahl
                                 Basil S. Shiber